NOTES RELATED TO THE CONSOLIDATED STATEMENT OF INCOME (LOSS) - Summary of Free Shares (Details)	12 Months Ended
Dec. 31, 2021
AGA2017 | Tranche one
Disclosure of detailed information of operating income loss [line items]
Vesting period	1 year
AGA2017 | Tranche two
Disclosure of detailed information of operating income loss [line items]
Vesting period	2 years
AGA2017 | Tranche three
Disclosure of detailed information of operating income loss [line items]
Vesting period	3 years
AGA2018 | Tranche one
Disclosure of detailed information of operating income loss [line items]
Vesting period	1 year
AGA2018 | Tranche two
Disclosure of detailed information of operating income loss [line items]
Vesting period	2 years
AGA2018 | Tranche three
Disclosure of detailed information of operating income loss [line items]
Vesting period	3 years
AGA2019 | Tranche one
Disclosure of detailed information of operating income loss [line items]
Vesting period	1 year
AGA2019 | Tranche two
Disclosure of detailed information of operating income loss [line items]
Vesting period	2 years
AGA2019 | Tranche three
Disclosure of detailed information of operating income loss [line items]
Vesting period	3 years
AGA2019 | Tranche four
Disclosure of detailed information of operating income loss [line items]
Vesting period	4 years
AGA2019 | Tranche five
Disclosure of detailed information of operating income loss [line items]
Vesting period	5 years
AGA2020 | Tranche one
Disclosure of detailed information of operating income loss [line items]
Vesting period	1 year
AGA2020 | Tranche two
Disclosure of detailed information of operating income loss [line items]
Vesting period	2 years
AGA2020 | Tranche three
Disclosure of detailed information of operating income loss [line items]
Vesting period	3 years
AGA2020 | Tranche four
Disclosure of detailed information of operating income loss [line items]
Vesting period	4 years
AGA2020 | Tranche five
Disclosure of detailed information of operating income loss [line items]
Vesting period	5 years
AGA2021 | Tranche one
Disclosure of detailed information of operating income loss [line items]
Vesting period	1 year
AGA2021 | Tranche two
Disclosure of detailed information of operating income loss [line items]
Vesting period	2 years
AGA2021 | Tranche three
Disclosure of detailed information of operating income loss [line items]
Vesting period	3 years
AGA2021 | Tranche four
Disclosure of detailed information of operating income loss [line items]
Vesting period	4 years
AGA2021 | Tranche five
Disclosure of detailed information of operating income loss [line items]
Vesting period	5 years